Contingent Liabilities and Commitments (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 01, 2022	Jan. 31, 2023	Jun. 30, 2019	Dec. 31, 2023
Contingent Liabilities and Commitments (Details) [Line Items]
Rental monthly fee	$ 1
Company paid milestone payments				$ 1,400
Net sales percentage				6.00%
Milestone payments				$ 120
Total cost description				Total cost of the new study will be $800 + $160 (overhead) + VAT (which consist of $700 + VAT pre-clinical lab research cost, $120 + VAT Mouse model for systemic inflammation and $140 + VAT Mouse model for Rheumatoid Arthritis).
Share capital percentage				3.00%
Cash payment				$ 100
Fee percentage				15.00%
Services fee		$ 20	$ 10
Exercise price (in Dollars per share)				$ 1.12
Termination fee				$ 360
Compensation amount		$ 6		$ 12
Granted shares (in Shares)				1,000,000
Warrants share (in Shares)				1,000,000
Chief Executive Officer [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Warrants granted (in Shares)				1,000,000
Chief Financial Officer [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Termination fee				$ 120
Common Stock [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Exercise price (in Dollars per share)				$ 1
Rambam research agreement [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Milestone payments				$ 1,400